Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
net operating loss carry forwards	$ 349,000	$ 2,297,000
Cumulative tax effect description	The cumulative tax effect at the expected rate of 26.3% and 26.3% of significant items comprising the Company’s net deferred tax amount is as follows:
Net cumulative current deferred tax asset	$ 324,000
Net cumulative long-term deferred tax liability	324,000
Accrued interest and penalties	$ 0	$ 0